CONVERTIBLE SUBORDINATED NOTES (Details)	12 Months Ended								1 Months Ended							12 Months Ended									1 Months Ended		0 Months Ended		1 Months Ended						12 Months Ended								12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 12, 2013 USD ($)	Dec. 31, 2012 Arrangement [Member] USD ($)	Feb. 15, 2012 Arrangement [Member] USD ($)	Dec. 31, 2011 Arrangement [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2009 Convertible Subordinated Notes Series A [Member] ILS	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Feb. 15, 2012 Convertible Subordinated Notes Series A [Member] March 2013 [Member] Arrangement [Member] USD ($)	Feb. 15, 2012 Convertible Subordinated Notes Series A [Member] July 2014 [Member] Arrangement [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] USD ($)	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2011 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] President [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] President [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] ILS	Feb. 15, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] Arrangement [Member] ILS
Debt Instrument [Line Items]
Convertible subordinated notes	$ 528,000	$ 4,712,000														$ 20,000,000								$ 25,000,000									$ 9,000,000		$ 4,700,000
Convertible subordinated notes, par value															107,000,000.0																			1,000.0
Notes due date															2017																		2017	2017
Annual rate				1.00%																				6.00%									8.00%	8.00%
Debt conversion, price per share															63	$ 63.0				$ 16.1	63			$ 15.0									$ 2.95				10				$ 2.56	10
Market price per share				$ 0.52				$ 3.0																$ 30.0											$ 1.95
Conversion of notes to common stock													816,000	3,260,125		3,260,000																			10,720,000								1,686,000	6,731,000	137,000	546,000		2,685,000	10,720,285
Conversion of notes to common stock, shares													2,379,653	2,379,653		1,285,640																			3,077,900													5,858,079	5,858,079
Fair value of conversion feature	0	0	1,000,000		22,000	293,000,000	293,000									4,800,000																			528,000
Adjusted conversion price per share																		$ 1.95	7.61	$ 0.35	1.37																	$ 1.95	$ 0.47	1.83	$ 1.95	7.61
Repayment of convertible notes									1,900,000	7,535,235	7,400,000	29,662,842													2,300,000	9,000,000	1,300,000	11,000,000	358,000	1,398,724	525,000	2,117,181															1,200,000,000
Preferred stock																						6,600,000	26,000,000
Preferred stock sold, amount																10,900,000	40,537,125																		4,400,000		16,542,810
Debt instrument, face amount																2,100,000																			17,900,000
Amortized balance of debt discount	0	300,000	1,100,000,000
Proceeds from stock offering, gross		8,010,000																															8,500,000
Proceeds from stock offering, net																																	8,000,000
Stock issued to founders, shares	175
Stock issued to founders, amount																																	2,200,000	7,277,000
Interest accrued in the period																																				$ 320,000
Exchange rate at end of year - $ 1	3.733	3.821	3.549